                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-06071

                           SCUDDER INSTITUTIONAL FUNDS
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

                                One South Street
                              Baltimore, MD 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        6/30

Date of reporting period:       12/31/03

ITEM 1.  REPORT TO STOCKHOLDERS

Daily Assets Fund Institutional

Semiannual Report
to Shareholders

December 31, 2003

Contents

<Click Here> Portfolio Management Review

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

CUSIP Number
Daily Assets Fund Institutional	811162 809

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Please read this fund's prospectus for specific details regarding its risk profile.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Portfolio Management Review

In the following interview, Portfolio Manager Christine C. Haddad discusses the market environment and her team's approach to managing Daily Assets Fund Institutional during the six-month period ended December 31, 2003.

Q: How did the fund perform over the semiannual period?

A: Over the six months ended December 31, 2003, Daily Assets Fund Institutional's seven-day annualized yield declined from 1.08% to 1.05%, primarily reflecting the ripple effect of the Federal Reserve Board's 25-basis-point (i.e., one-quarter of a percentage point) interest rate cut on June 25, 2003 as well as the winding down of select client participation within the fund. For the six-month period ended December 31, 2003, the fund returned 0.48%, compared with the 0.36% average total return of the iMoneyNet First Tier Institutional Money Funds Average.1

1 iMoneyNet First Tier Institutional Money Funds Average is compiled by iMoneyNet, Inc., an independent money market mutual fund rating service, and includes institutional money market funds containing securities rated in the highest short-term rating category by two or more nationally recognized ratings organizations.

Performance is historical and does not guaranteed future results. Current performance may be lower or higher than the performance data quoted. Performance includes reinvestment of all distributions. Returns during part or all of the periods shown reflect a fee and/or expense waiver. Without this waiver, returns would have been lower and any rankings/ratings might have been less favorable. The yield quotation more closely reflects the current earnings of the fund than the total return quotation. Please call the Service Center at 1-800-730-1313 for the product's most recent month-end performance.

Q: What were the major factors affecting money market activity during the first half of the fiscal year?

A: Federal Reserve Board policy and the US economy continued to have a major effect on the backdrop to money market activity.

The Federal Reserve Board's June 25 decision to lower the federal funds rate2 by only a quarter of a point to 1.00% was greeted with open disappointment. The broad fixed-income markets sold off dramatically, and money market yields rose significantly by July, especially at the longer end of the money market yield curve.

After peaking in late August to early September, money market yields declined somewhat by the end of September. However, as economic news continued to improve during the fourth quarter, the money market yield curve steepened again. Such positive economic news included rebounding industrial production, continued strength in the housing market, a slowly improving labor market and an uptick in capital spending. The Federal Reserve Board meeting in December proved uneventful, leading the market to speculate that the Federal Reserve Board would likely wait to see above-trend economic growth before actually reversing course. At the end of 2003, most investors believed that there would be no official increase in interest rates until well into 2004.

In contrast to the US federal funds rate, the one-year LIBOR (London Interbank Offered Rate)3 was extremely volatile during the semiannual period. The one-year LIBOR fluctuated from a low of 1.16% in mid-July to a high of 1.63% in early December. The US dollar, which slid against foreign currencies throughout the semiannual period, weakened substantially in December, hitting all-time lows against the euro late in the month.

2 The federal funds rate is the interest rate banks charge each other for overnight loans and is a closely watched indicator of US Federal Reserve Board monetary policy.
3 LIBOR is the rate that the most creditworthy international banks dealing in eurodollars charge each other for large loans.

Q: In light of recent market conditions, what has been the fund's strategy?

A: As the fund was in client transition mode for most of the semiannual period, our primary strategy was to maintain liquidity in the fund throughout the six months. We looked to enhance returns by purchasing high-credit-quality floating-rate notes as they became available.

As new cash flowed into the fund during November and December, these floating-rate notes proved a particularly useful tool in managing against the softer federal funds rate seen in December. For the month of December, the federal funds rate averaged just 0.98%, below the target level of 1.00%.

We intend to maintain our conservative investment strategies. We will seek to provide high current income consistent with liquidity and capital preservation.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Investment Portfolio as of December 31, 2003 (Unaudited)

	Principal Amount ($)	Value ($)

Euro Time Deposit 3.2%
Abbey National Treasury Services PLC, 1.25%,1/5/2004 (Cost $25,000,000)	25,000,000	25,000,000

Commercial Paper 34.4%
CRC Funding, LLC, 1.09%**, 1/21/2004	10,000,000	9,993,944
General Electric Capital Assurance Co., 1.09%**, 1/15/2004	20,000,000	19,991,522
Irish Life and Permanent PLC, 1.12%**, 4/7/2004	25,000,000	24,924,556
Jupiter Securitization Co., 1.10%**, 1/23/2004	10,000,000	9,993,278
K2 (USA) LLC, 1.15%**, 4/7/2004	15,000,000	14,953,521
Liberty Street Funding, 1.1%**, 1/23/2004	35,000,000	34,976,472
Receivables Capital LLC, 1.09%**, 1/20/2004	25,000,000	24,985,618
Scaldis Capital LLC, 1.1%**, 1/6/2004	20,000,000	19,996,944
Sheffield Receivables Corp., 1.09%**, 1/20/2004	25,000,000	24,985,618
Svenska Handelsbanken, Inc., 1.1%**, 2/10/2004	35,000,000	34,957,222
Tango Finance Corp., 1.15%**, 4/21/2004	11,000,000	10,960,996
Tesco PLC, 1.09%**, 2/19/2004	10,000,000	9,985,164
Three Rivers Funding Corp., 1.13%**, 1/15/2004	25,000,000	24,989,014
Total Commercial Paper (Cost $265,693,869)		265,693,869

US Agency Obligations 11.0%
Federal Home Loan Banks, 1.01%, 7/20/2004 (Cost $85,000,000)	85,000,000	85,000,000

Floating Rate Notes 13.0%
AB Spintab, 1.187%*, 4/30/2004	30,000,000	30,004,477
CC (USA), Inc., 1.14%*, 11/15/2004	25,000,000	25,024,251
Morgan Stanley, 1.04%*, 7/23/2004*	20,000,000	20,000,000
Natexis Banque Poplaires, 1.09%*, 12/13/2004	25,000,000	24,994,015
Total Floating Rate Notes (Cost $100,022,743)		100,022,743

Promissory Note 1.9%
Goldman Sachs Group, Inc., 1.12%*, 9/3/2004 (Cost $15,000,000)	15,000,000	15,000,000
Repurchase Agreements*** 36.5%
Bearn Stearns & Co, Inc., 1.03%, dated 12/31/2003, to be repurchased at $100,005,722 on 1/2/2004 (b)	100,000,000	100,000,000
Goldman Sachs & Co., 0.99%, dated 12/31/2003, to be repurchased at $30,001,650 on 1/2/2004 (c)	30,000,000	30,000,000
J.P. Morgan Securities, Inc., 1.03%, dated 12/31/2003, to be repurchased at $152,374,839 on 1/2/2004 (d)	152,366,120	152,366,120
Total Repurchase Agreements (Cost $282,366,120)		282,366,120
Total Investment Portfolio - 100.0% (Cost $773,082,732) (a)		773,082,732

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2003.
** Annualized yield at time of purchase; not a coupon rate.
*** Repurchase agreements are fully collateralized by US Treasury, Government agency or other securities.
(a) Cost for federal income tax purposes was $773,082,732.
(b) Collateralized by:
Par Amount ($)	Type	Rate (%)	Maturity Date	Collateral Value ($)

15,115,000	Green Tree Recreational Equipment & Consumer Trust, "A1", Series 1997-C	6.49	10/15/2027	977,127
12,383,589	Residential Accredit Loans, Inc., "A10", Series 2003-QS6	6.65	3/25/2033	779,253
11,605,000	Capco America Securitization Corp., "A1B", Series 1998-D7	6.26	10/15/2030	12,881,103
10,000,000	Residential Accredit Loans, Inc., "A9", Series 2001-QS12	6.75	9/15/2031	10,509,467
9,362,429	Residential Accredit Loans, Inc., "A9", Series 2003-QS22	5.38	12/26/2033	8,983,006
8,785,000	Icon Parking Systems, "A", Series 2003-1A	1.70	8/18/2015	8,772,703
8,050,000	Greenpoint Manufactured Housing, "A2", Series 2000-1	7.60	9/20/2022	3,756,483
8,000,000	Green Tree Financial Corp., "A6", Series 1996-9	7.69	1/15/2028	7,094,716
6,245,880	Residential Accredit Loans, Inc., "A4", Series 2003-QS22	5.38	12/26/2033	5,935,672
6,075,000	Amresco Residential Securities Mortgage Loan, "A8", Series 1997-1	7.24	3/25/2027	2,096,315
5,000,000	Green Tree Financial Corp., "A7", Series 1997-7	6.96	7/25/2029	4,403,143
5,000,000	Bear Stearns Asset Backed Securities, Inc., "A3", Series 2003-AC6	5.00	11/25/2033	4,691,798
5,000,000	Residential Accredit Loans, Inc., "A10", Series 2003-QS22	5.38	12/26/2033	4,901,671
4,780,000	GMAC Mortgage Corp.Loan Trust, "A3", Series 2003-GH2	5.00	3/25/2023	4,803,365
4,000,000	Green Tree Home Improvement Loan Trust, "HEM1", Series 1998-B	7.08	11/15/2029	1,902,175
4,000,000	Green Tree Financial Corporation, "B2", Series 1998-7	8.24	7/1/2030	4,127,148
3,300,000	Green Tree Financial Corporation, "A7", Series 1997-2	7.62	6/15/2028	2,612,022
3,144,720	Residential Accredit Loans, Inc., "A2", Series 2003-QS22	6.00	12/26/2033	3,115,894
3,000,000	New Century Home Equity Loan Trust, "A6", Series 1997-NC	6.70	10/25/2028	1,349,562
2,500,000	Master Financial Asset Securitization Trust, "A8", Series 1997-1	7.50	1/20/2029	1,953,960
2,000,000	UCFC Manufactured Housing Contract, "A2", Series 1998-2	6.08	8/15/2015	559,338
2,000,000	INDYMAC Manufactured Housing Contract, "A4", Series 1998-1	6.49	9/15/2028	1,130,323
1,750,000	GRTC Consumer Loan Trust, "2BRV", Series 2001-1A	6.25	2/15/2020	1,194,218
1,700,000	GE Capital Mortgage Services, Inc., "A5", Series 1996-HE3	7.93	9/25/2026	1,150,991
1,650,000	Residential Accredit Loans, Inc., 'A14", Series 2003-QS22	5.50	12/26/2033	1,609,460
1,561,000	Household Home Equity Loan Trust, "A3", Series 1991-1	7.21	10/20/2030	797,180
1,230,000	Residential Asset Securities Corporation, 'AI4", Series 2000-KS1	8.04	10/25/2028	608,959
1,000,000	Residential Asset Mortgage Products, Inc. "AI4", Class 2003-RZ1	4.58	1/25/2032	1,010,378
1,000,000	Master Financial Asset Securitization Trust, "A4", Series 1998-2	7.07	9/20/2024	565,546
1,000,000	INDYMAC Trust, Series 2002-B	1.48	11/25/2032	395,892
450,000	First Boston Mortgage Securities Corp., "A3", Series 1993-6	0.00	6/25/2023	11,898
200,000	Morgan Stanley, Dean Witter Capital, Inc., "A2", Series 2003-TOP9	4.74	11/13/2036	200,855
60,500	Morgan Stanley, Dean Witter Capital, Inc., "A2", Series 1998-WF1	6.55	3/15/2030	67,353
55,000	Countrywide Asset-Backed Certificates, "2A2", Series 2003-BC4	1.42	9/25/2033	54,951
Total Collateral Value				105,003,925

(c) Collateralized by:
Par Amount ($)	Type	Rate (%)	Maturity Date	Collateral Value ($)

22,679,959	FGLMC	6.00	2/1/2033	22,789,742
7,777,401	FGLMC	5.00	2/2/2033	7,810,258
Total Collateral Value				30,600,000

(d) Collateralized by:
Par Amount ($)	Type	Rate (%)	Maturity Date	Collateral Value ($)

20,000,000	FannieMae Strip, Series, "1", Series 338	-	6/1/2033	13,642,142
25,000,000	FannieMae Strip, Series, "1", Series 313	-	6/1/2031	3,985,151
25,000,000	FannieMae Strip, Series, "1", Series 314	-	7/1/2031	5,481,737
1,000,000	FannieMae Strip, Series, "1", Series 318	-	1/1/2032	303,525
2,000,000	FannieMae Strip, Series, "1", Series 320	-	3/1/2032	474,205
4,000,000	FannieMae Strip, Series, "1", Series 332	-	2/1/2033	2,099,363
15,000,000	FannieMae Strip, Series, "1", Series 333	-	3/1/2033	9,646,402
25,000,000	FannieMae Strip, Series, "1", Series 337	-	6/1/2033	18,244,765
21,000,000	FannieMae Strip, Series, "1", Series 340	-	8/1/2033	14,778,521
50,000,000	FannieMae Strip, Series, "1", Series 342	-	9/1/2033	36,886,078
63,295,000	FannieMae Strip, Series, "1", Series 344	-	11/1/2033	51,395,271
Total Collateral Value				156,937,160

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of December 31, 2003 (Unaudited)
Assets
Investments: Investments in securities, at amortized cost	$ 490,716,612
Repurchase agreements, at amortized cost	282,366,120
Total investments in securities, at amortized cost	773,082,732
Interest receivable	162,234
Due from the Advisor	23,890
Total assets	773,268,856
Liabilities
Due to custodian bank	9,997
Dividends payable	382,729
Other accrued expenses and payables	192,058
Total liabilities	584,784
Net assets, at value	$ 772,684,072
Net Assets
Net assets consist of: Accumulated net realized gain (loss)	$ (274,949)
Paid-in capital	772,959,021
Net assets, at value	$ 772,684,072
Net Asset Value, offering and redemption price per share ($772,684,072 / 772,959,022 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended December 31, 2003 (Unaudited)
Investment Income
Income: Interest	$ 10,705,443
Expenses: Advisory fee	995,648
Administration and service fees	199,105
Auditing	17,945
Legal	10,019
Trustees' fees and expenses	139,025
Insurance Expense	81,788
Reports to shareholders	14,012
Other	66,258
Total expenses, before expense reductions	1,523,800
Expense reductions	(368,951)
Total expenses, after expense reductions	1,154,849
Net investment income (loss)	9,550,594
Net realized gain (loss) on investment transactions	(490,974)
Net increase (decrease) in net assets resulting from operations	$ 9,059,620

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended December 31, 2003 (Unaudited)	Year Ended June 30, 2003
Operations: Net investment income	$ 9,550,594	$ 164,232,533
Net realized gain (loss) on investment transactions	(490,974)	955,449
Net increase (decrease) in net assets resulting from operations	9,059,620	165,187,982
Distributions to shareholders from: Net investment income and short-term gains	(9,544,748)	(168,771,318)
Fund share transactions: Proceeds from shares sold	2,354,123,270	24,272,401,449
Reinvestment of distributions	660,342	4,153,357
Cost of shares redeemed	(7,170,611,711)	(31,498,448,702)
Net increase (decrease) in net assets from Fund share transactions	(4,815,828,099)	(7,221,893,896)
Increase (decrease) in net assets	(4,816,313,227)	(7,225,477,232)
Net assets at beginning of period	5,588,997,299	12,814,474,531
Net assets at end of period	$ 772,684,072	$ 5,588,997,299
Other Information
Shares outstanding at beginning of period	5,588,787,122	12,810,681,015
Shares sold	2,354,123,269	24,272,401,452
Shares issued in reinvestment of distributions	660,342	4,153,357
Shares redeemed	(7,170,611,711)	(31,498,448,702)
Net increase (decrease) in Fund shares	(4,815,828,100)	(7,221,893,893)
Shares outstanding at end of period	772,959,022	5,588,787,122

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended June 30,	2003[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from investment operations:
Net investment income	.005	.015	.03	.06	.06	.05
Net realized and unrealized gain (loss) on investment transactions[b]	-	-	-	-	-	-
Total from investment operations	.005	.015	.03	.06	.06	.05
Less distributions from: Net investment income	(.005)	(.015)	(.03)	(.06)	(.06)	(.05)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	.48**c	1.47[c]	2.64	6.07	5.84	5.25
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	773	5,589	12,814	13,747	8,845	7,805
Ratio of expenses, before expense reductions (%)	.15*	.13	.12	.12	.12	.12
Ratio of expenses, after expense reductions (%)	.11*	.12	.12	.12	.12	.12
Ratio of net investment income (%)	.95*	1.50	2.52	5.78	5.75	5.11
[a] For the six months ended December 31, 2003 (Unaudited). [b] Less than $.005 per share. [c] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

Note 1-Organization and Significant Accounting Policies

A. Organization

Scudder Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company organized as a Massachusetts business trust. Daily Assets Fund Institutional (the "Fund") is one of the funds the Trust offers to institutional and "accredited" investors as defined under the Securities Act of 1933.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

B. Security Valuation

Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

C. Repurchase Agreements

The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

D. Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

E. Distributions of Income

The net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At June 30, 2003, the Fund's components of distributable earnings (accumulated losses) on a tax-basis are as follows:

Undistributed ordinary income	$ 6,384,850

In addition, during the years ended June 30, 2003 and June 30, 2002 the tax character of distributions paid to shareholders by the Fund is summarized as follows:

	2003	2002
Distributions from ordinary income*	$ 168,771,318	$ 335,768,646

* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

The tax character of current distributions will be determined at the end of the current fiscal year.

F. Other

Net investment transactions are accounted for a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

Note 2-Fees and Transactions with Affiliates

Deutsche Asset Management, Inc. ("DeAM, Inc."), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.10%.

Investment Company Capital Corp. ("ICCC"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.02%.

For the period ended December 31, 2003, the Advisor and Administrator contractually agreed to waive their fees and/or reimburse expenses of the Fund, to the extent necessary, to limit expenses to 0.12% of the average daily net assets of the Fund.

In addition, effective December 3, 2003, the Advisor and the Administrator voluntarily agreed to waive their fees and/or reimburse expenses of the Fund, to the extent necessary to limit expenses to 0.04% of the average daily net assets of the Fund. This voluntary waiver will remain in effect until February 28, 2004.

Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the Fund's transfer agent. SISC maintains the shareholder account records for the Fund. Pursuant to a sub-transfer agency agreement, between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agency and dividend paying agent functions to DST. The costs and expenses of such delegation are born by SISC, not the Fund.

ICCC is also the Fund's accounting agent. ICCC has designated Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, to provide the fund accounting services. SFAC and ICCC have in turn entered into a sub-accounting agreement with State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. State Street Bank and Trust Company is the Fund's custodian.

As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for their services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Note 3-Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 10 percent of its net assets under this agreement.

Note 4-Ownership of the Fund

At December 31, 2003, two shareholders held 79% and 14%, respectively, of the outstanding shares of beneficial interest of the Fund.

Account Management Resources

Legal Counsel

Willkie Farr & Gallagher

787 Seventh Avenue New York, NY 10019
Transfer Agent

Scudder Investments Service Company

811 Main Street Kansas City, MO 64105
Custodian

State Street Bank and Trust Company

225 Franklin Street Boston, MA 02110
Independent Auditors

PricewaterhouseCoopers LLP

125 High Street Boston, MA 02110
Exclusive Placement Agent	If you have questions, comments or complaints, contact:

Scudder Distributors, Inc.

222 South Riverside Plaza Chicago, IL 60606 www.scudder.com (800) 621-1148

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and Deutsche Asset Management mutual funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Deutsche Asset Management
Attention: Correspondence
P.O. Box 219415
Kansas City, MO 64121-9415

August 2003

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) During the filing period of the report, management identified issues relating to the overall fund expense payment and accrual process. Management discussed these matters with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

ITEM 10.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Deutsche Daily Assets Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Deutsche Daily Assets Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               February 27, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               February 27, 2004
                                    ---------------------------